Maturity [Member] Expense Example	Oct. 31, 2025 USD ($)
Maturity | iShares iBonds Oct 2026 Term TIPS ETF | iShares iBonds Oct 2026 Term TIPS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6